Borrowings - Schedule of Other Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Total Bank	$ 107,000	$ 98,000
Year End Balance - Total Company	49,486	49,486
Bank
Borrowings
Total Bank	107,000
FHLB advances | Bank
Borrowings
2022	0	21,000
2024	26,000	16,000
2025	30,000	20,000
2026	23,000	13,000
2027	17,500	17,500
2028	0	0
Thereafter	$ 10,500	$ 10,500
2022 (in percent)	0.00%	2.64%
2023 (in percent)	3.47%	2.30%
2024 (in percent)	2.89%	1.99%
2025 (in percent)	2.53%	1.09%
2026 (in percent)	3.28%	3.28%
2027 (in percent)	0	0
Thereafter (in percent)	0.0161	0.0161
Subordinated notes due 2034
Borrowings
Year End Balance - Total Company	$ 25,774	$ 25,774
Year end weighted rate (in percent)	8.34%	7.44%
Subordinated notes due 2035
Borrowings
Year End Balance - Total Company	$ 23,712	$ 23,712
Year end weighted rate (in percent)	7.47%	6.57%